Condensed Parent Company Financial Information - Summary of Condensed Financial Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash deposited with subsidiary bank	$ 17,341	$ 15,310
Securities available-for-sale	127,969	100,108
TOTAL ASSETS	650,314	620,981
LIABILITIES AND SHAREHOLDERS' EQUITY
Total liabilities	589,048	563,531
Total shareholders' equity	61,266	57,450	$ 52,411	$ 52,453
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	650,314	620,981
Parent Company [Member]
ASSETS
Cash deposited with subsidiary bank	790	699
Investment in subsidiary bank	60,201	56,424
Securities available-for-sale	64	128
Other assets	218	199
TOTAL ASSETS	61,273	57,450
LIABILITIES AND SHAREHOLDERS' EQUITY
Total liabilities	7
Total shareholders' equity	61,266	57,450
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 61,273	$ 57,450